Fair value measurements - Fair value of financial instruments measured on recurring basis (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2026	Mar. 31, 2025
Fair value measurements
Other assets		¥ 1,598,457	¥ 1,124,473
Investments in equity securities		123,191	98,401
Listed Equity [Member]
Fair value measurements
Investments in equity securities		97,173	72,184
Unlisted Equity [Member]
Fair value measurements
Investments in equity securities		26,018	26,217
Recurring [Member]
Fair value measurements
Trading assets and private equity and debt investments	[1]	23,345,000	20,483,000
Recurring [Member] | Other assets [Member]
Fair value measurements
Other assets	[2],[3]	940,000	745,000
Recurring [Member] | Net asset value per share [Member]
Fair value measurements
Trading assets and private equity and debt investments		104,000	73,000
Recurring [Member] | Net asset value per share [Member] | Other assets [Member]
Fair value measurements
Other assets		¥ 15,000	¥ 3,000

[1]	Investments that are carried at fair value using NAV per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2025 and March 31, 2026, the fair values of these investments which are included in Trading assets and private equity and debt investments were ¥73 billion and ¥104 billion, respectively. As of March 31, 2025 and March 31, 2026, the fair values of these investments which are included in Other assets were ¥3 billion and ¥15 billion, respectively.
[2]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the FVO.
[3]	Includes equity investments which comprise listed and unlisted equity securities held for operating purposes in the amounts of ¥72,184 million and ¥26,217 million, respectively, as of March 31, 2025 and ¥97,173 million and ¥26,018 million, respectively, as of March 31, 2026.